LEASES (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Lease expenses	$ 155,694	$ 167,795
Short term lease cost	$ 8,809	$ 1,026
Weighted average remaining lease term	1 year 4 months 28 days
Weighted average discount rate	6.41%